Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Emerging Markets ETF(a)	3,848,828	$164,114,026

Total Investment Companies — 99.9%
(Cost: $178,263,610)		164,114,026

Total Investments in Securities — 99.9%
(Cost: $178,263,610)		164,114,026

Other Assets Less Liabilities — 0.1%.		157,149

Net Assets — 100.0%		$164,271,175

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$370,000	$—	$(370,000	)(b)	$—	$—	$—	—	$1,271	$—
iShares MSCI Emerging Markets ETF	202,917,841	67,528,901	(67,641,360)		4,303,817	(42,995,173)	164,114,026	3,848,828	2,936,856	—
					$4,303,817	$(42,995,173)	$164,114,026		$2,938,127	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	7,726,000	USD	1,561,004	MS	06/03/22	$64,173
CLP	100,862,000	USD	120,183	MS	06/03/22	2,241
EUR	2,182,000	USD	2,334,379	MS	06/03/22	8,202
INR	31,338,000	USD	402,911	MS	06/03/22	701
MXN	86,622,000	USD	4,383,003	MS	06/03/22	17,553
MYR	606,000	USD	138,198	MS	06/03/22	209
USD	25,144,056	INR	1,931,004,000	MS	06/03/22	274,065
USD	2,817,298	MYR	12,256,000	MS	06/03/22	18,079
USD	569,129	TRY	8,646,000	MS	06/03/22	43,281
ZAR	14,486,000	USD	915,857	MS	06/03/22	10,016
CNY	53,924,320	USD	8,069,974	MS	06/07/22	19,656
HKD	18,563,000	USD	2,365,606	MS	06/07/22	210
KRW	34,821,891,000	USD	28,021,228	MS	06/07/22	56,414
THB	110,402,000	USD	3,215,450	MS	06/07/22	11,095
TWD	879,993,000	USD	30,262,266	MS	06/07/22	72,233
USD	9,190,144	CNY	61,185,320	MS	06/07/22	11,231
USD	42,982,240	HKD	337,019,000	MS	06/07/22	29,873
CNY	1,426,000	USD	213,402	MS	07/07/22	372

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2022

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	64,000	USD	68,683	MS	07/07/22	$147
THB	2,624,000	USD	76,664	MS	07/07/22	89
USD	9,541,827	BRL	45,564,000	MS	07/07/22	45,037
USD	1,289,836	CLP	1,067,995,000	MS	07/07/22	1,234
USD	36,397,256	HKD	285,309,000	MS	07/07/22	5,530
USD	25,588,664	KRW	31,748,111,000	MS	07/07/22	37,942
USD	2,579,614	MYR	11,300,000	MS	07/07/22	505
USD	170,365	TWD	4,923,000	MS	07/07/22	221
USD	6,323,177	ZAR	98,974,000	MS	07/07/22	23,625
						753,934
BRL	45,262,000	USD	9,568,952	MS	06/03/22	(48,013)
CLP	987,688,000	USD	1,200,836	MS	06/03/22	(2,007)
EUR	107,000	USD	114,889	MS	06/03/22	(14)
INR	1,899,666,000	USD	24,480,565	MS	06/03/22	(14,185)
MXN	752,000	USD	38,387	MS	06/03/22	(184)
MYR	11,650,000	USD	2,662,819	MS	06/03/22	(2,008)
TRY	8,646,000	USD	527,805	MS	06/03/22	(1,957)
USD	10,590,399	BRL	52,988,000	MS	06/03/22	(555,717)
USD	1,267,818	CLP	1,088,550,000	MS	06/03/22	(53,435)
USD	2,417,876	EUR	2,289,000	MS	06/03/22	(39,579)
USD	4,255,377	MXN	87,374,000	MS	06/03/22	(183,382)
USD	7,187,892	ZAR	114,058,000	MS	06/03/22	(102,122)
ZAR	99,572,000	USD	6,388,544	MS	06/03/22	(24,403)
CNY	7,261,000	USD	1,090,663	MS	06/07/22	(1,380)
HKD	318,456,000	USD	40,596,777	MS	06/07/22	(10,225)
THB	7,137,000	USD	209,569	MS	06/07/22	(988)
USD	27,607,030	KRW	34,821,891,000	MS	06/07/22	(470,612)
USD	3,424,720	THB	117,539,000	MS	06/07/22	(10,407)
USD	29,976,112	TWD	879,993,000	MS	06/07/22	(358,387)
BRL	1,962,000	USD	408,954	MS	07/07/22	(20)
CLP	11,831,000	USD	14,349	MS	07/07/22	(74)
EUR	45,000	USD	48,415	MS	07/07/22	(19)
HKD	499,000	USD	63,666	MS	07/07/22	(18)
INR	145,067,000	USD	1,861,881	MS	07/07/22	(95)
KRW	928,337,000	USD	748,242	MS	07/07/22	(1,121)
MXN	3,019,000	USD	152,469	MS	07/07/22	(99)
MYR	695,000	USD	158,717	MS	07/07/22	(91)
TRY	904,000	USD	52,665	MS	07/07/22	(44)
TWD	18,884,000	USD	653,921	MS	07/07/22	(1,271)
USD	8,159,448	CNY	54,563,320	MS	07/07/22	(20,215)
USD	2,095,891	EUR	1,953,000	MS	07/07/22	(4,495)
USD	22,926,140	INR	1,786,657,000	MS	07/07/22	(3,762)
USD	3,939,442	MXN	78,183,000	MS	07/07/22	(6,500)
USD	3,187,674	THB	109,429,000	MS	07/07/22	(13,158)
USD	459,906	TRY	7,909,000	MS	07/07/22	(466)
USD	26,045,231	TWD	753,749,000	MS	07/07/22	(5,079)
ZAR	2,512,000	USD	160,494	MS	07/07/22	(609)
						(1,936,141)
	Net unrealized depreciation					$(1,182,207)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Emerging Markets ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$164,114,026	$—	$—	$164,114,026
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$753,934	$—	$753,934
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,936,141)	—	(1,936,141)
	$—	$(1,182,207)	$—	$(1,182,207)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Counterparty Abbreviations

MS         Morgan Stanley & Co. International PLC

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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